COLLATERALIZED REINSURANCE, TRUST AGREEMENTS AND OTHER RESTRICTED ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effects of Reinsurance [Line Items]
Restricted cash	$ 122	$ 397
Mt Logan Re
Effects of Reinsurance [Line Items]
Percentage of voting common shares owned by group (in percent)	100.00%